NET INCOME (LOSS) PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to I-MAB	¥ (2,507,317)	$ (363,526)	¥ (2,331,541)	¥ 470,915
Net income (loss) attributable to ordinary shareholders	¥ (2,507,317)	$ (363,526)	¥ (2,331,541)	¥ 470,915
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	189,787,292	189,787,292	174,707,055	134,158,824
Dilutive effect of convertible preferred shares				4,373,047
Dilutive effect of ordinary shares to be issued to Everest				266,458
Dilutive effect of convertible promissory notes				865,479
Dilutive effect of restricted shares units				778,130
Dilutive effect of stock options				16,789,714
Denominator for diluted income (loss) per share calculation	189,787,292	189,787,292	174,707,055	157,231,652
Net income (loss) per share - basic | (per share)	¥ (13.21)	$ (1.92)	¥ (13.35)	¥ 3.51
Net income (loss) per share - diluted | (per share)	¥ (13.21)	$ (1.92)	¥ (13.35)	¥ 3.00